Shareholder Report, Line Graph (Details) - USD ($)							6 Months Ended	7 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended			18 Months Ended	19 Months Ended		21 Months Ended	23 Months Ended	24 Months Ended	31 Months Ended		33 Months Ended	35 Months Ended	36 Months Ended	43 Months Ended		45 Months Ended	47 Months Ended	48 Months Ended	55 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	67 Months Ended		69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	May 03, 2024	Mar. 27, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
American Funds 2070 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value	$ 9,425						$ 10,217						$ 10,205		$ 12,263
American Funds 2070 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value	10,000						10,810						10,772		12,902
American Funds 2070 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value	9,747						10,575						10,587		12,735
American Funds 2070 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class F-1
Accumulated Value	10,000						10,850						10,850		13,045
American Funds 2070 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class F-2
Accumulated Value	10,000						10,850						10,856		13,072
American Funds 2070 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class F-3
Accumulated Value	10,000						10,860						10,867		13,083
American Funds® 2070 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-1
Accumulated Value	10,000						10,850						10,851		13,025
American Funds® 2070 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-2
Accumulated Value	10,000						10,810						10,763		12,881
American Funds® 2070 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-2E
Accumulated Value	10,000						10,820						10,795		12,948
American Funds® 2070 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-3
Accumulated Value	10,000						10,820						10,798		12,960
American Funds® 2070 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-4
Accumulated Value	10,000						10,840						10,838		13,022
American Funds® 2070 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-5E
Accumulated Value	10,000						10,850						10,854		13,059
American Funds® 2070 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-5
Accumulated Value	10,000						10,850						10,867		13,073
American Funds® 2070 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2070 Target Date Retirement Fund — Class R-6
Accumulated Value	10,000						10,860						10,868		13,084
American Funds 2065 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value		$ 9,425						$ 11,932								$ 16,062					$ 12,568					$ 13,657					$ 17,875					$ 21,452
American Funds 2065 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value		10,000						12,630								16,877					13,109					14,145					18,380					21,902
American Funds 2065 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value		9,747						12,368								16,698					13,097					14,287					18,752					22,566
American Funds 2065 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class F-1
Accumulated Value		10,000						12,670								17,070					13,344					14,521					19,001					22,800
American Funds® 2065 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class F-2
Accumulated Value		10,000						12,690								17,130					13,432					14,656					19,226					23,132
American Funds® 2065 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class F-3
Accumulated Value		19,292						10,000								13,459					23,243					12,690					14,693					17,143
American Funds® 2065 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-1
Accumulated Value		10,000						12,690								17,027					13,223					14,272					18,541					22,092
American Funds® 2065 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-2
Accumulated Value		10,000						18,351								13,087					12,610					21,858					14,122					16,849
American Funds® 2065 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-2E
Accumulated Value		12,640						22,238								14,279					16,940					10,000					18,613					13,192
American Funds® 2065 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-3
Accumulated Value		10,000						12,640								16,974					13,239					14,352					18,724					22,417
American Funds 2065 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-4
Accumulated Value		10,000						12,670								17,057					13,337					14,505					18,986					22,795
American Funds 2065 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-5E
Accumulated Value		10,000						12,680								17,105					13,410					14,617					19,163					23,052
American Funds 2065 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-5
Accumulated Value		10,000						12,690								17,130					13,443					14,660					19,248					23,174
American Funds 2065 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2065 Target Date Retirement Fund — Class R-6
Accumulated Value		10,000						12,690								17,143					13,459					14,693					19,292					23,232
American Funds 2060 Target Date Retirement Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						$ 9,423								$ 9,781						$ 11,889					$ 12,014					$ 13,482					$ 14,729					$ 19,832				$ 15,515				$ 16,872				$ 22,081		$ 26,511
American Funds 2060 Target Date Retirement Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,298						12,423					12,454					13,881					15,051					20,117				15,624				16,866				22,074		26,503
American Funds 2060 Target Date Retirement Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			$ 9,750						$ 10,891								$ 11,022					$ 12,404					$ 13,580					$ 18,314					$ 14,367				$ 15,676				$ 20,559				$ 24,749
American Funds 2060 Target Date Retirement Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,377						12,613					12,744					14,307					15,629					21,032				16,440				17,880				23,400		28,088
American Funds 2060 Target Date Retirement Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,403						12,673					12,841					14,446					15,821					21,361				16,754				18,263				23,962		28,835
American Funds 2060 Target Date Retirement Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class F-3
Accumulated Value				$ 10,000						$ 11,484								$ 11,631					$ 13,108					$ 14,365					$ 19,404					$ 15,234				$ 16,624				$ 21,824				$ 26,303
American Funds 2060 Target Date Retirement Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,306						12,436					12,470					13,901					15,069					20,132				15,630				16,871				21,910		26,112
American Funds 2060 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,303						12,437					12,464					13,889					15,059					20,116				15,614				16,857				21,886		26,086
American Funds 2060 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,347						12,513					12,585					14,064					15,293					20,500				15,962				17,283				22,510		26,905
American Funds 2060 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,344						12,542					12,628					14,132					15,391					20,658				16,099				17,465				22,787		27,272
American Funds 2060 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,373						12,610					12,733					14,299					15,624					21,024				16,442				17,885				23,403		28,094
American Funds 2060 Target Date Retirement Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-5E
Accumulated Value					$ 10,000						$ 10,341								$ 12,595					$ 12,749					$ 14,333					$ 15,695					$ 21,168				$ 16,594				$ 18,074				$ 23,704		$ 28,509
American Funds 2060 Target Date Retirement Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,402						12,680					12,845					14,463					15,852					21,395				16,793				18,310				24,031		28,945
American Funds 2060 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2060 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,413						12,694					12,867					14,494					15,891					21,465				16,848				18,391				24,141		29,097
American Funds 2055 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,424								9,779						11,901					12,023					13,502					14,754					19,862				15,576				16,931				22,139		26,561
American Funds 2055 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,301						12,430					12,465					13,890					15,072					20,134				15,674				16,916				22,120		26,538
American Funds 2055 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,749						10,892								11,024					12,404					13,589					18,319					14,406				15,709				20,584				24,760
American Funds 2055 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,372						12,617					12,746					14,305					15,636					21,029				16,485				17,918				23,420		28,092
American Funds 2055 Target Date Retirement Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,404						12,685					12,842					14,454					15,844					21,371				16,806				18,309				23,999		28,865
American Funds 2055 Target Date Retirement Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,479								11,641					13,114					14,382					19,416					15,274				16,668				21,859				26,317
American Funds 2055 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,298						12,422					12,455					13,871					15,041					20,092				15,637				16,868				21,891		26,065
American Funds 2055 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,299						12,430					12,467					13,890					15,070					20,122				15,655				16,892				21,920		26,098
American Funds 2055 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,335						12,516					12,582					14,067					15,304					20,502				16,001				17,316				22,530		26,903
American Funds 2055 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,344						12,544					12,632					14,138					15,408					20,663				16,152				17,509				22,821		27,293
American Funds 2055 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,373						12,614					12,741					14,304					15,640					21,036				16,495				17,932				23,438		28,113
American Funds 2055 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,340								12,600					12,755					14,346					15,713					21,183				16,642				18,125				23,745		28,538
American Funds 2055 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,406						12,698					12,862					14,480					15,878					21,430				16,849				18,374				24,088		28,986
American Funds 2055 Target Date Retirement Fund Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2055 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,410						12,704					12,881					14,507					15,914					21,488				16,910				18,439				24,194		29,117
American Funds 2050 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,423								9,778						11,896					12,022					13,492					14,755					19,833				15,688				17,001				22,175		26,513
American Funds 2050 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,293						12,430					12,459					13,888					15,078					20,108				15,790				16,982				22,150		26,482
American Funds 2050 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,747						10,891								11,020					12,400					13,592					18,297					14,507				15,777				20,623				24,709
American Funds 2050 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,379						12,619					12,748					14,312					15,650					21,016				16,613				18,005				23,479		28,056
American Funds 2050 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,404						12,686					12,840					14,459					15,848					21,353				16,933				18,395				24,052		28,815
American Funds 2050 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,480								11,642					13,116					14,392					19,398					15,396				16,747				21,906				26,272
American Funds 2050 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,292						12,427					12,450					13,878					15,051					20,079				15,759				16,950				21,934		26,018
American Funds 2050 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,300						12,436					12,469					13,890					15,073					20,102				15,773				16,976				21,970		26,053
American Funds 2050 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,327						12,511					12,585					14,058					15,302					20,469				16,110				17,388				22,573		26,847
American Funds 2050 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,342						12,538					12,630					14,137					15,407					20,640				16,267				17,577				22,854		27,234
American Funds 2050 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,370						12,614					12,740					14,308					15,641					21,014				16,622				18,007				23,488		28,060
American Funds 2050 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,336								12,597					12,756					14,344					15,717					21,164				16,765				18,205				23,789		28,491
American Funds 2050 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,408						12,695					12,867					14,486					15,888					21,415				16,981				18,459				24,145		28,937
American Funds 2050 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2050 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,415						12,704					12,883					14,508					15,925					21,473				17,041				18,530				24,247		29,080
American Funds 2045 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,428								9,783						11,883					11,992					13,467					14,697					19,668				15,718				16,978				22,085		26,348
American Funds 2045 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,292						12,405					12,417					13,837					14,997					19,916				15,799				16,945				22,042		26,297
American Funds 2045 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,752						10,886								11,008					12,378					13,540					18,159					14,545				15,758				20,547				24,568
American Funds 2045 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,377						12,595					12,708					14,258					15,567					20,822				16,633				17,959				23,354		27,851
American Funds 2045 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,400						12,656					12,802					14,409					15,769					21,148				16,937				18,348				23,920		28,604
American Funds 2045 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,470								11,616					13,079					14,331					19,236					15,422				16,721				21,817				26,112
American Funds 2045 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,291						12,397					12,413					13,821					14,968					19,876				15,759				16,902				21,814		25,820
American Funds 2045 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,299						12,413					12,429					13,850					15,000					19,913				15,796				16,934				21,852		25,872
American Funds 2045 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,329						12,489					12,543					14,015					15,232					20,283				16,134				17,355				22,464		26,670
American Funds 2045 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,341						12,519					12,593					14,087					15,330					20,452				16,293				17,548				22,746		27,048
American Funds 2045 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,378						12,601					12,709					14,263					15,568					20,832				16,648				17,977				23,381		27,883
American Funds 2045 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,336								12,577					12,719					14,304					15,639					20,971				16,792				18,175				23,674		28,296
American Funds 2045 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,399						12,668					12,821					14,433					15,804					21,205				16,991				18,408				24,008		28,719
American Funds 2045 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2045 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,405						12,679					12,840					14,459					15,837					21,263				17,047				18,486				24,111		28,868
American Funds 2040 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,425								9,776						11,831					11,932					13,383					14,590					19,390				15,613				16,834				21,727		25,735
American Funds 2040 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,288						12,360					12,366					13,763					14,890					19,647				15,712				16,808				21,693		25,695
American Funds 2040 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,749						10,860								10,976					12,335					13,472					17,943					14,483				15,662				20,264				24,067
American Funds 2040 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,370						12,550					12,648					14,180					15,457					20,531				16,527				17,820				22,991		27,217
American Funds 2040 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,399						12,611					12,742					14,332					15,662					20,866				16,845				18,207				23,558		27,964
American Funds 2040 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,449								11,581					13,040					14,256					19,012					15,361				16,615				21,521				25,573
American Funds 2040 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,290						12,355					12,360					13,755					14,877					19,618				15,674				16,778				21,490		25,259
American Funds 2040 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,293						12,362					12,367					13,769					14,900					19,640				15,703				16,796				21,522		25,293
American Funds 2040 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,325						12,439					12,475					13,941					15,115					19,999				16,036				17,198				22,102		26,052
American Funds 2040 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,337						12,472					12,528					14,021					15,228					20,169				16,201				17,403				22,397		26,442
American Funds 2040 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,375						12,552					12,643					14,190					15,462					20,541				16,540				17,838				23,019		27,255
American Funds 2040 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,341								12,535					12,660					14,228					15,540					20,689				16,695				18,027				23,321		27,670
American Funds 2040 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,405						12,631					12,760					14,367					15,698					20,916				16,900				18,268				23,649		28,084
American Funds 2040 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2040 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,404						12,633					12,777					14,382					15,728					20,976				16,953				18,331				23,743		28,217
American Funds 2035 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,426								9,778						11,740					11,824					13,238					14,391					18,681				15,297				16,310				20,549		23,800
American Funds 2035 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,293						12,271					12,265					13,630					14,699					18,950				15,399				16,302				20,538		23,788
American Funds 2035 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,752						10,818								10,916					12,255					13,338					17,355					14,244				15,234				19,242				22,340
American Funds 2035 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,368						12,454					12,539					14,037					15,248					19,796				16,192				17,264				21,746		25,173
American Funds 2035 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,395						12,520					12,638					14,190					15,453					20,122				16,510				17,647				22,290		25,873
American Funds 2035 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,391								11,513					12,933					14,101					18,374					15,094				16,147				20,411				23,714
American Funds 2035 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,289						12,263					12,249					13,614					14,675					18,918				15,366				16,261				20,337		23,371
American Funds 2035 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,300						12,277					12,272					13,637					14,705					18,949				15,393				16,284				20,368		23,402
American Funds 2035 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,326						12,348					12,377					13,790					14,919					19,286				15,712				16,679				20,912		24,108
American Funds 2035 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,335						12,375					12,427					13,875					15,028					19,446				15,871				16,867				21,191		24,467
American Funds 2035 Target Date Retirement Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,375						12,455					12,544					14,045					15,262					19,812				16,216				17,286				21,787		25,224
American Funds 2035 Target Date Retirement Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,340								12,446					12,560					14,089					15,341					19,959				16,372				17,481				22,071		25,616
American Funds 2035 Target Date Retirement Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,405						12,527					12,653					14,213					15,488					20,167				16,555				17,701				22,371		25,982
American Funds 2035 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2035 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,411						12,546					12,671					14,238					15,529					20,228				16,620				17,774				22,473		26,118
American Funds 2030 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,424								9,771						11,477					11,539					12,824					13,800					17,168				14,361				15,133				18,631		21,272
American Funds 2030 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,291						11,991					11,970					13,208					14,106					17,411				14,464				15,130				18,627		21,268
American Funds 2030 Target Date Retirement Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,749						10,673								10,760					11,983					12,920					16,098					13,504				14,266				17,616				20,167
American Funds 2030 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,374						12,179					12,249					13,613					14,638					18,203				15,225				16,031				19,732		22,541
American Funds 2030 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,394						12,239					12,343					13,747					14,830					18,491				15,507				16,382				20,214		23,147
American Funds 2030 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,219								11,321					12,632					13,635					17,012					14,276				15,093				18,651				21,366
American Funds 2030 Target Date Retirement Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,287						11,985					11,965					13,196					14,080					17,383				14,434				15,093				18,441		20,904
American Funds 2030 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,302						12,005					11,978					13,219					14,113					17,424				14,457				15,121				18,473		20,941
American Funds 2030 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,330						12,070					12,083					13,377					14,322					17,726				14,766				15,488				18,979		21,568
American Funds 2030 Target Date Retirement Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,341						12,105					12,136					13,449					14,426					17,882				14,918				15,664				19,227		21,889
American Funds 2030 Target Date Retirement Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,371						12,179					12,245					13,608					14,637					18,209				15,230				16,043				19,745		22,557
American Funds 2030 Target Date Retirement Fund - Class R5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,353								12,182					12,282					13,675					14,743					18,371				15,395				16,256				20,046		22,937
American Funds 2030 Target Date Retirement Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,402						12,254					12,357					13,780					14,868					18,545				15,557				16,442				20,295		23,247
American Funds 2030 Target Date Retirement Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2030 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,408						12,263					12,375					13,803					14,906					18,596				15,615				16,506				20,380		23,360
American Funds 2025 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,422								9,784						11,174					11,202					12,392					13,288					15,995				13,658				14,228				17,158		19,313
American Funds 2025 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,313						11,686					11,629					12,767					13,591					16,237				13,763				14,225				17,154		19,308
American Funds 2025 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,751						10,522								10,571					11,717					12,589					15,187					12,998				13,578				16,425				18,529
American Funds 2025 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,383						11,858					11,889					13,140					14,095					16,963				14,469				15,074				18,177		20,453
American Funds 2025 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,410						11,911					11,977					13,277					14,284					17,233				14,742				15,399				18,628		21,007
American Funds 2025 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						11,020								11,089					12,307					13,247					15,996					13,702				14,324				17,333				19,567
American Funds 2025 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,304						11,670					11,613					12,749					13,566					16,212				13,728				14,192				16,998		18,982
American Funds 2025 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,309						11,681					11,619					12,759					13,578					16,222				13,746				14,204				17,012		18,990
American Funds 2025 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,340						11,755					11,739					12,926					13,794					16,527				14,042				14,562				17,485		19,578
American Funds 2025 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,354						11,783					11,778					12,990					13,883					16,660				14,175				14,720				17,707		19,858
American Funds 2025 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,385						11,859					11,889					13,152					14,106					16,976				14,485				15,085				18,196		20,476
American Funds 2025 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,399								11,898					11,952					13,245					14,227					17,164				14,675				15,320				18,517		20,874
American Funds 2025 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,418						11,929					11,987					13,308					14,311					17,273				14,783				15,451				18,697		21,087
American Funds 2025 Target Date Retirement Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2025 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,423						11,944					12,010					13,334					14,349					17,336				14,839				15,521				18,778		21,200
American Funds 2020 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,427								9,797						10,955					10,973					12,051					12,702					14,943				13,042				13,467				16,136		18,083
American Funds 2020 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,318						11,447					11,380					12,406					12,979					15,151				13,124				13,456				16,122		18,067
American Funds 2020 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,754						10,394								10,435					11,492					12,137					14,306					12,516				12,960				15,566				17,487
American Funds 2020 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,394						11,613					11,626					12,785					13,468					15,828				13,814				14,261				17,081		19,127
American Funds 2020 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,423						11,678					11,727					12,916					13,649					16,098				14,075				14,572				17,504		19,655
American Funds 2020 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						10,865								10,918					12,040					12,731					15,020					13,159				13,635				16,384				18,417
American Funds 2020 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,314						11,435					11,365					12,402					12,961					15,131				13,097				13,434				15,971		17,775
American Funds® 2020 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,319						11,451					11,386					12,413					12,988					15,154				13,123				13,452				15,996		17,780
American Funds 2020 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,357						11,519					11,484					12,562					13,181					15,429				13,399				13,780				16,428		18,313
American Funds 2020 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,356						11,542					11,527					12,635					13,264					15,558				13,529				13,931				16,642		18,580
American Funds 2020 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,396						11,611					11,633					12,782					13,473					15,845				13,821				14,274				17,101		19,147
American Funds 2020 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,419								11,673					11,718					12,902					13,621					16,051				14,026				14,523				17,428		19,561
American Funds 2020 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,429						11,696					11,747					12,949					13,680					16,137				14,122				14,631				17,573		19,739
American Funds 2020 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2020 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,426						11,692					11,758					12,963					13,705					16,172				14,163				14,674				17,646		19,827
American Funds 2015 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,421								9,836						10,836					10,815					11,875					12,398					14,495				12,780				13,148				15,597		17,342
American Funds 2015 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,359						11,317					11,215					12,214					12,658					14,694				12,857				13,128				15,573		17,316
American Funds 2015 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,754						10,308								10,305					11,339					11,863					13,896					12,281				12,681				15,070				16,799
American Funds 2015 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,438						11,500					11,477					12,595					13,140					15,353				13,526				13,921				16,516		18,357
American Funds 2015 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,462						11,556					11,564					12,725					13,320					15,612				13,788				14,235				16,916		18,859
American Funds 2015 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						10,751								10,774					11,861					12,424					14,578					12,892				13,309				15,848				17,678
American Funds 2015 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,350						11,314					11,207					12,210					12,638					14,665				12,826				13,107				15,422		17,026
American Funds 2015 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,361						11,335					11,227					12,230					12,667					14,694				12,858				13,139				15,462		17,064
American Funds 2015 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,397						11,397					11,322					12,372					12,857					14,955				13,129				13,449				15,877		17,570
American Funds 2015 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,410						11,423					11,376					12,444					12,943					15,095				13,255				13,611				16,090		17,833
American Funds 2015 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,444						11,498					11,478					12,599					13,153					15,370				13,555				13,950				16,533		18,390
American Funds 2015 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,487								11,574					11,580					12,737					13,317					15,596				13,777				14,201				16,887		18,804
American Funds 2015 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,470						11,570					11,581					12,746					13,340					15,644				13,837				14,273				16,982		18,933
American Funds 2015 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2015 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,477						11,577					11,595					12,773					13,379					15,695				13,882				14,330				17,059		19,025
American Funds 2010 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund —Class A (with sales charge)
Accumulated Value						9,427								9,840						10,757					10,727					11,726					12,232					14,062				12,544				12,863				15,154		16,791
American Funds 2010 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund —Class C (with sales charge)
Accumulated Value						10,000								10,366						11,249					11,136					12,080					12,505					14,270				12,647				12,864				15,155		16,792
American Funds 2010 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund —Class T (with sales charge)
Accumulated Value			9,749						10,260								10,246					11,226					11,735					13,516					12,095				12,429				14,681				16,308
American Funds 2010 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class F-1
Accumulated Value						10,000								10,430						11,412					11,372					12,424					12,963					14,898				13,289				13,619				16,043		17,768
American Funds 2010 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class F-2
Accumulated Value						10,000								10,469						11,477					11,464					12,561					13,139					15,143				13,554				13,926				16,436		18,260
American Funds 2010 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class F-3
Accumulated Value				10,000						10,708								10,713					11,743					12,291					14,183					12,698				13,057				15,431				17,154
American Funds 2010 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-1
Accumulated Value						10,000								10,358						11,236					11,120					12,057					12,487					14,247				12,620				12,837				15,005		16,497
American Funds 2010 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-2
Accumulated Value						10,000								10,366						11,255					11,132					12,077					12,508					14,271				12,636				12,850				15,027		16,516
American Funds 2010 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-2E
Accumulated Value						10,000								10,392						11,315					11,234					12,221					12,683					14,516				12,894				13,153				15,428		17,008
American Funds 2010 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-3
Accumulated Value						10,000								10,399						11,346					11,277					12,286					12,770					14,637				13,028				13,303				15,624		17,250
American Funds 2010 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-4
Accumulated Value						10,000								10,434						11,411					11,378					12,437					12,973					14,915				13,308				13,629				16,057		17,795
American Funds 2010 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-5E
Accumulated Value					10,000						10,497								11,506					11,498					12,580					13,158					15,151				13,545				13,906				16,421		18,220
American Funds 2010 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-5
Accumulated Value						10,000								10,467						11,482					11,480					12,583					13,170					15,178				13,590				13,964				16,504		18,337
American Funds 2010 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name												American Funds 2010 Target Date Retirement Fund — Class R-6
Accumulated Value						10,000								10,475						11,498					11,503					12,618					13,205					15,234				13,642				14,027				16,582		18,428
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	11,202	13,002	11,049	11,395	10,381		11,007	10,451	13,606	18,581	11,861	12,232	12,834	12,921	15,866	13,560	13,984	13,777	13,870	17,476	14,876	15,342	15,751	15,857	24,120	21,260	21,926	17,280	17,397	29,294	18,154	18,722	24,696	24,862	19,995	20,621	21,087	21,230	27,597	28,460	23,226	23,383	33,517	34,566	32,056	32,272	38,933	39,196
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2065+ Index
Accumulated Value	10,000	10,000					10,829	12,521					10,882		12,944	16,956					13,996					15,190					19,782					23,645
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2060 Index
Accumulated Value			10,000	10,000	10,000	10,000			11,084	11,366	10,275			10,311			11,173	11,457	12,530	12,574		12,497	12,815	12,631	12,674		12,885	13,213	14,127	14,176		17,433	17,876	14,566	14,617		14,371	14,737	19,707	19,775	15,599	15,996	16,246	16,302	20,254	20,769	17,634	17,695	24,129	24,743	22,896	22,975	27,276	27,371
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	10,000	10,000	10,000	10,000	$ 10,400	$ 10,355	10,220	10,314	10,485		$ 10,667	10,437	$ 11,040	$ 10,306	10,010	10,102	10,580	10,531	$ 8,689	11,162	11,265	10,363	10,315	$ 8,720	11,853	11,962	11,555	11,502	$ 9,640	11,796	11,904	12,270	12,214	$ 10,234	9,946	10,038	12,212	12,155	9,982	10,073	10,297	10,249	11,034	11,136	10,333	10,286	11,714	11,821	11,423	11,370	12,127	12,071
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2055 Index
Accumulated Value			10,000	10,000	10,000	10,000			11,074	11,353	10,280			10,315			11,143	11,423	12,499	12,540		12,460	12,773	12,577	12,618		12,824	13,146	14,063	14,110		17,367	17,804	14,474	14,522		14,325	14,685	19,602	19,667	15,540	15,931	16,168	16,222	20,154	20,661	17,540	17,598	24,020	24,624	22,747	22,823	27,111	27,201
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2050 Index
Accumulated Value			10,000	10,000	10,000	10,000			11,061	11,335	10,286			10,318			11,129	11,404	12,456	12,495		12,439	12,747	12,532	12,572		12,819	13,136	14,007	14,051		17,305	17,732	14,435	14,481		14,276	14,628	19,486	19,547	15,481	15,863	16,075	16,126	20,068	20,564	17,432	17,487	23,829	24,418	22,597	22,668	26,833	26,917
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2045 Index
Accumulated Value			10,000	10,000	10,000	10,000			11,035	11,298	10,301			10,326			11,099	11,365	12,391	12,421		12,408	12,704	12,463	12,494		12,794	13,100	13,933	13,967		17,144	17,554	14,366	14,402		14,168	14,506	19,251	19,298	15,336	15,703	15,909	15,948	19,736	20,207	17,221	17,263	23,381	23,940	22,161	22,215	26,254	26,319
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2040 Index
Accumulated Value			10,000	10,000	10,000	10,000			11,001	11,256	10,308			10,330			11,069	11,326	12,308	12,334		12,363	12,650	12,384	12,410		12,772	13,067	13,832	13,861		16,876	17,267	14,288	14,318		13,991	14,315	18,880	18,920	15,079	15,428	15,652	15,685	19,195	19,639	16,870	16,906	22,526	23,047	21,475	21,520	25,201	25,254
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2035 Index
Accumulated Value			10,000	10,000	10,000	10,000			10,946	11,190	10,315			10,333			11,005	11,250	12,192	12,212		12,273	12,546	12,258	12,278		12,707	12,990	13,670	13,693		16,395	16,760	14,153	14,177		13,689	13,994	18,261	18,292	14,640	14,966	15,247	15,273	18,296	18,703	16,306	16,334	21,204	21,675	20,378	20,412	23,617	23,656
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2030 Index
Accumulated Value			10,000	10,000	10,000	10,000			10,862	11,089	10,327			10,339			10,914	11,142	12,023	12,037		12,144	12,397	12,081	12,095		12,618	12,881	13,442	13,458		15,718	16,046	13,967	13,983		13,283	13,560	17,398	17,418	14,073	14,366	14,703	14,720	17,221	17,581	15,577	15,595	19,677	20,088	19,062	19,085	21,781	21,806
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2025 Index
Accumulated Value			10,000	10,000	10,000	10,000			10,776	10,986	10,338			10,344			10,817	11,028	11,852	11,859		12,001	12,235	11,897	11,904		12,512	12,757	13,199	13,207		15,106	15,401	13,762	13,770		12,891	13,142	16,615	16,624	13,547	13,811	14,178	14,187	16,227	16,544	14,900	14,909	18,357	18,716	17,848	17,858	20,191	20,203
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2020 Index
Accumulated Value			10,000	10,000	10,000	10,000			10,683	10,875	10,349			10,348			10,709	10,902	11,665	11,665		11,841	12,054	11,694	11,693		12,378	12,600	12,930	12,930		14,458	14,718	13,516	13,516		12,372	12,595	15,788	15,787	12,966	13,200	13,511	13,510	15,430	15,708	14,159	14,159	17,283	17,594	16,849	16,849	18,872	18,872
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2015 Index
Accumulated Value			10,000	10,000	10,000	10,000			10,613	10,786	10,360			10,352			10,628	10,801	11,496	11,488		11,720	11,912	11,512	11,504		12,291	12,491	12,696	12,686		14,187	14,419	13,313	13,303		12,264	12,464	15,368	15,356	12,761	12,969	13,284	13,275	15,010	15,254	13,823	13,813	16,717	16,990	16,259	16,247	18,108	18,095
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Target Date 2010 Index
Accumulated Value			$ 10,000	$ 10,000	$ 10,000	$ 10,000			$ 10,542	$ 10,693	$ 10,369			$ 10,354			$ 10,543	$ 10,694	$ 11,313	$ 11,297		$ 11,602	$ 11,769	$ 11,314	$ 11,298		$ 12,204	$ 12,379	$ 12,451	$ 12,433		$ 13,806	$ 14,005	$ 13,097	$ 13,078		$ 11,992	$ 12,164	$ 14,817	$ 14,795	$ 12,470	$ 12,649	$ 12,870	$ 12,851	$ 14,565	$ 14,775	$ 13,383	$ 13,363	$ 16,178	$ 16,410	$ 15,631	$ 15,608	$ 17,362	$ 17,336